Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 28, 2024	Dec. 30, 2023
Staffing 360 Solutions, Inc. [Member]
Related Party Transactions [Line Items]
RELATED PARTY TRANSACTIONS

NOTE 12 — RELATED PARTY TRANSACTIONS

In addition to the shares of Series A Preferred Stock and notes and warrants issued to Jackson, the following are other related party transactions:

Board and Committee Members

	Nine Months Ended September 28, 2024
	Cash Compensation	Shares Issued	Value of Shares Issued	Compensation Expense Recognized
Dimitri Villard	$75	24,000	$60	$135
Nick Florio	75	25,000	60	135
Vincent Cebula	75	24,000	60	135
Alicia Barker	—	24,000	55	55
Brendan Flood	—	24,000	55	55
	$225	121,000	$290	$515
	Nine Months Ended September 30, 2023
	Cash Compensation	Shares Issued	Value of Shares Issued	Compensation Expense Recognized
Dimitri Villard	$75	3,000	$48	$123
Jeff Grout	50	2,000	40	90
Nick Florio	50	2,000	40	90
Vincent Cebula	58	3,000	48	106
Alicia Barker	—	3,000	50	50
Brendan Flood	—	3,000	50	50
	$233	16,000	$276	$509
	Three Months Ended September 28, 2024
	Cash Compensation	Shares Issued	Value of Shares Issued	Compensation Expense Recognized
Dimitri Villard	$25	21,000	$45	$70
Nick Florio	25	21,000	45	70
Vincent Cebula	25	21,000	45	70
Alicia Barker	—	21,000	44	44
Brendan Flood	—	21,000	44	44
	$75	105,000	$223	$298
	Three Months Ended September 30, 2023
	Cash Compensation	Shares Issued	Value of Shares Issued	Compensation Expense Recognized
Dimitri Villard	$25	1,000	$8	$33
Jeff Grout	—	—	—	—
Nick Florio	25	—	—	25
Vincent Cebula	8	1,000	8	16
Alicia Barker	—	1,000	8	8
Brendan Flood	—	1,000	8	8
	$58	$4,000	$32	$90

NOTE 16 — RELATED PARTY TRANSACTIONS

In addition to the Series A Preferred Shares and notes and warrants issued to Jackson, the following are other related party transactions:

Board and Committee Members

	Twelve Months Ended December 30, 2023
	Cash Compensation	Shares Issued	Value of Shares Issued	Compensation Expense Recognized
Dimitri Villard	$75	30,000	$48	$123
Jeff Grout	50	20,000	40	90
Nick Florio	75	20,000	40	115
Vincent Cebula	58	30,000	48	106
Alicia Barker	—	30,000	50	50
Brendan Flood	—	30,000	50	50
	$258	160,000	$276	$534
	Twelve Months Ended December 31, 2022
	Cash Compensation	Shares Issued	Value of Shares Issued	Compensation Expense Recognized
Dimitri Villard	$100	10,600	$34	$134
Jeff Grout	100	10,600	34	134
Nick Florio	100	10,600	34	134
Vincent Cebula	100	10,600	34	134
Alicia Barker	—	10,600	34	34
Brendan Flood	—	10,000	30	30
	$400	63,000	$200	$600

Appointment of Directors and Officers

On November 4, 2022, the Board of the Company appointed Mr. Joe Yelenic, Senior Vice President, Corporate Finance, as the principal financial officer of the Company.

On January 9, 2024, the Board of the company appointed Ms. Melanie Grossman, Senior Vice President, Corporate Controller, as the principal accounting officer of the Company, effective as of the same date.